Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Impaired loans [Member]		Jun. 30, 2012 Repossessed real estate and other assets [Member]
Fair Value Estimate	$ 41,124	$ 39,814	$ 3,347		$ 621
Valuation Technique			Appraisal of collateral	[1]	Appraisal of collateral	[1]
Unobservable Input			Appraisal adjustments	[2]	Appraisal adjustments	[2]
Range, Minimum			0		0
Range, Maximum			15		15

[1]	(1) Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.